Brown Advisory Emerging Markets Select Fund
Schedule of Investments
September 30, 2020 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.0%
Brazil - 0.3%
370,200	Ambev S.A.	829,273
China - 41.9%
625,915	AIA Group, Ltd.	6,221,656
19,500	Alibaba Group Holding, Ltd.*	715,867
68,301	Alibaba Group Holding, Ltd. ADR*	20,079,128
20,123	Baidu, Inc. ADR*	2,547,370
4,685	BeiGene, Ltd. ADR*	1,341,971
3,187,000	China Construction Bank Corp.	2,070,825
687,922	China Mengniu Dairy Co., Ltd.*	3,244,753
569,454	China Merchants Bank Co., Ltd.	2,702,296
450,500	China Mobile, Ltd.	2,891,888
475,611	China Resources Beer Holdings Co., Ltd.	2,921,149
308,817	China Resources Gas Group Ltd.	1,386,568
3,254,000	China Resources Power Holdings Co., Ltd.	3,609,041
91,192	China Tourism Group Duty Free Corp., Ltd.	2,995,780
4,253,811	Dongfeng Motor Group Co., Ltd.	2,660,787
142,871	ENN Energy Holdings, Ltd.	1,567,759
4,000	Everest Medicines Ltd.*	28,673
383,000	Galaxy Entertainment Group Ltd.	2,589,348
76,316	Hong Kong Exchanges & Clearing Ltd.	3,592,460
6,600	Huazhu Group Ltd.*	292,953
40,961	Huazhu Group Ltd. ADR	1,771,154
2,088,000	Industrial & Commercial Bank of China, Ltd.	1,087,630
8,203	Kweichow Moutai Co., Ltd.	2,017,497
3,774,000	Lenovo Group, Ltd.	2,495,229
430,980	Longfor Group Holdings, Ltd.	2,442,011
245,000	Midea Group Co., Ltd.	2,625,868
22,072	New Oriental Education & Technology Group, Inc. ADR*	3,299,764
984,000	Ping An Bank Co., Ltd.	2,201,675
355,900	Ping An Insurance Group Co. of China, Ltd.	3,694,544
409,000	Sany Heavy Industry Co., Ltd.	1,502,458
745,666	Shimao Group Holdings Ltd.	3,110,879
50,366	TAL Education Group ADR*	3,829,831
147,516	Techtronic Industries Co., Ltd.	1,961,329
191,558	Tencent Holdings, Ltd.	12,938,477
188,893	Tencent Music Entertainment Group ADR*	2,789,950
234,362	Trip.com Group, Ltd. ADR*	7,298,033
111,684	WuXi AppTec Co., Ltd.	1,615,036
1,080,500	Yue Yuen Industrial Holdings Ltd.	1,751,154
53,602	Yum China Holdings, Inc.	2,838,226
13,457	Zai Lab Ltd. ADR*	1,119,219
		125,850,236
Czech Republic - 0.8%
128,318	CEZ AS	2,426,319
Hungary - 0.6%
55,507	OTP Bank*	1,670,691
India - 9.6%
86,777	Apollo Hospitals Enterprise, Ltd.	2,528,905
229,239	Aurobindo Pharma, Ltd.	2,482,385
39,805	Bajaj Auto, Ltd.	1,556,055
94,414	Escorts, Ltd.	1,694,354
83,271	Godrej Properties, Ltd.*	975,156
3,552	Housing Development Finance Corp., Ltd.	83,771
350,131	ICICI Bank, Ltd.*	1,692,970
333,706	Mahindra & Mahindra Ltd.	2,758,983
2,567,802	NTPC, Ltd.	2,970,958
172,411	Oberoi Realty, Ltd.*	923,539
79,980	PVR, Ltd.	1,313,149
156,678	Reliance Industries Ltd.	4,751,717
956,482	State Bank of India*	2,414,206
637,868	Wipro, Ltd.	2,714,495
		28,860,643
Indonesia - 1.2%
954,385	Bank Central Asia Tbk PT	1,742,140
5,435,600	Bank Mandiri Persero Tbk PT	1,817,805
		3,559,945
Philippines - 0.7%
750,982	Universal Robina Corp.	2,082,796
Russia - 2.8%
77,642	LUKOIL PJSC ADR	4,486,227
793,836	Rosneft Oil Co. PJSC GDR	3,899,490
		8,385,717
Singapore - 1.2%
1,076,008	Wilmar International, Ltd.	3,493,633
South Africa - 0.5%
203,017	Sasol, Ltd.	1,560,970
South Korea - 13.0%
551	Big Hit Entertainment Co., Ltd.*	63,604
115,260	DB Insurance Co., Ltd.	4,454,420
25,970	Hana Financial Group, Inc.	623,879
82,797	Hankook Tire & Technology Co., Ltd.	2,231,115
9,069	Hugel, Inc.*	1,413,363
39,350	KB Financial Group, Inc.	1,267,070
37,575	Korea Shipbuilding & Offshore Engineering Co., Ltd.*	2,650,032
1,584	LG Household & Health Care, Ltd.	1,954,744
34,381	POSCO	5,755,853
284,320	Samsung Electronics Co., Ltd.	14,114,828
93,720	Shinhan Financial Group Co., Ltd.	2,198,725
34,697	SK Hynix, Inc.	2,487,177
		39,214,810
Taiwan - 13.9%
171,482	Advantech Co., Ltd.	1,735,279
445,000	Catcher Technology Co., Ltd.	2,811,730
270,220	Chroma ATE, Inc.	1,440,383
1,969,000	Compal Electronics, Inc.	1,302,202
341,023	Delta Electronics, Inc.	2,239,308
151,262	Globalwafers Co., Ltd.	2,023,931
1,699,000	Hon Hai Precision Industry Co., Ltd.	4,567,781
167,288	MediaTek, Inc.	3,544,661
1,280,325	Taiwan Semiconductor Manufacturing Co., Ltd.	19,261,310
1,270,181	Uni-President Enterprises Corp.	2,750,908
		41,677,493
Thailand - 1.4%
713,800	Bangkok Bank PCL NVDR	2,174,099
1,062,300	Siam Commercial Bank PCL NVDR	2,187,575
		4,361,674
Turkey - 1.3%
2,279,143	Akbank T.A.S.*	1,501,322
221,288	Ford Otomotiv Sanayi A.S.	2,507,195
		4,008,517
United Arab Emirates - 0.9%
1,739,487	Abu Dhabi Commercial Bank PJSC	2,684,530
United Kingdom - 1.7%
161,331	Antofagasta PLC	2,129,133
668,553	Standard Chartered PLC	3,076,423
		5,205,556
United States - 3.2%
73,098	Cognizant Technology Solutions Corp.	5,074,463
395,321	Flex, Ltd.*	4,403,876
		9,478,339
Total Common Stocks (Cost $256,076,001)		285,351,142

Preferred Stocks - 1.5%
Brazil - 1.1%
1,484,649	Cia Energetica de Minas Gerais	2,667,445
178,500	Itau Unibanco Holding S.A.	718,971
		3,386,416
South Korea - 0.4%
17,740	Hyundai Motor Co.	1,280,747
Total Preferred Stocks (Cost $6,976,610)		4,667,163

Exchange Traded Funds - 0.2%
United States - 0.2%
6,674	iShares MSCI All Country Asia ex Japan Exchange Traded Fund	515,032
Total Exchange Traded Funds (Cost $496,011)		515,032

Short-Term Investments - 3.2%
Money Market Funds - 3.2%
9,500,684	First American Government Obligations Fund - Class Z, 0.05%#	9,500,684
Total Short-Term Investments (Cost $9,500,684)		9,500,684
Total Investments - 99.9% (Cost $273,049,306)		300,034,021
Other Assets in Excess of Liabilities - 0.1%		394,110
NET ASSETS - 100.0%		$300,428,131

* Non-Income Producing
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments were categorized as follows:

	Level 1	Level 2	Level 3
Common Stocks	$57,598,982	$227,752,160	$-
Preferred Stocks	3,386,416	1,280,747	-
Exchange Traded Funds	515,032	-	-
Short-Term Investments	9,500,684	-	-
Total Investments	$71,001,114	$229,032,907	$-